Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value of Financial Assets and Liabilities [Abstract]
Schedule of fair value of financial assets liabilities on the balance sheet
	Level 1		Level 2		Level 3		Total
	2022	2021	2022	2021	2022	2021	2022	2021
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Financial Assets held for trading at fair value through profit or loss
Derivative contracts financial:
Forwards	—	—	566,050	742,545	—	—	566,050	742,545
Swaps	—	—	2,389,577	1,958,243	—	—	2,389,577	1,958,243
Call Options	—	—	2,321	4,509	—	—	2,321	4,509
Put Options	—	—	2,758	199	—	—	2,758	199
Futures	—	—	—	—	—	—	—	—
Subtotal	—	—	2,960,706	2,705,496	—	—	2,960,706	2,705,496
Debt Financial Instruments:
From the Chilean Government and Central Bank	28,128	169,067	3,031,164	3,303,055	—	—	3,059,292	3,472,122
Other debt financial instruments issued in Chile	—	—	273,934	214,336	100,519	51,484	374,453	265,820
Financial debt instruments issued Abroad	—	—	—	—	—	—	—	—
Subtotal	28,128	169,067	3,305,098	3,517,391	100,519	51,484	3,433,745	3,737,942
Others	257,325	138,753	—	—	—	—	257,325	138,753

Financial Assets at fair value through Other Comprehensive Income
Debt Financial Instruments: (1)
From the Chilean Government and Central Bank	552,763	507,368	1,706,094	1,981,482	—	—	2,258,857	2,488,850
Other debt financial instruments issued in Chile	—	—	1,499,625	540,756	41,283	25,203	1,540,908	565,959
Financial debt instruments issued Abroad	—	—	167,627	—	—	—	167,627	—
Equity Instruments:
Instruments issued in Chile	—	—	5,700	5,499	—	—	5,700	5,499
Instruments issued abroad	820	841	—	—	25	25	845	866
Subtotal	553,583	508,209	3,379,046	2,527,737	41,308	25,228	3,973,937	3,061,174

Derivative contracts financial for hedging purposes
Forwards	—	—	—	—	—	—	—	—
Swaps	—	—	27,077	277,802	—	—	27,077	277,802
Call Options	—	—	—	—	—	—	—	—
Put Options	—	—	—	—	—	—	—	—
Futures	—	—	—	—	—	—	—	—
Subtotal	—	—	27,077	277,802	—	—	27,077	277,802
Total	839,036	816,029	9,671,927	9,028,426	141,827	76,712	10,652,790	9,921,167

Financial Liabilities
Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial:
Forwards	—	—	535,630	505,463	—	—	535,630	505,463
Swaps	—	—	2,560,285	2,264,132	—	—	2,560,285	2,264,132
Call Options	—	—	1,665	2,726	—	—	1,665	2,726
Put Options	—	—	3,889	459	—	—	3,889	459
Futures	—	—	—	—	—	—	—	—
Subtotal	—	—	3,101,469	2,772,780	—	—	3,101,469	2,772,780
Others	—	—	6,271	—	—	—	6,271	—

Derivative contracts financial for hedging purposes
Forwards	—	—	—	88	—	—	—	88
Swaps	—	—	223,016	608	—	—	223,016	608
Call Options	—	—	—	—	—	—	—	—
Put Options	—	—	—	—	—	—	—	—
Futures	—	—	—	—	—	—	—	—
Subtotal	—	—	223,016	696	—	—	223,016	696
Total	—	—	3,330,756	2,773,476	—	—	3,330,756	2,773,476

(1)	As of December 31, 2022, 100% of instruments of level 3 have denomination “Investment Grade”. Also, 100% of total of these financial instruments correspond to domestic issuers.

Schedule of reconciliation between the beginning and ending balances of instruments
	2022
	Balance as of January 1, 2022	Gain (Loss) Recognized in Income (1)	Gain (Loss) Recognized in Equity (2)	Purchases	Sales	Transfer from Level 1 and 2	Transfer to Level 1 and 2	Balance as of December 31, 2022
	MCh	$MCh	$MCh	$MCh	$MCh	$MCh	$MCh	$MCh$
Financial Assets held for trading at fair value through profit or loss
Debt Financial Instruments:
Other debt financial instruments issued in Chile	51,484	902	—	111,960	(63,827)	—	—	100,519
Subtotal	51,484	902	—	111,960	(63,827)	—	—	100,519

Financial Assets at fair value through Other Comprehensive Income:
Debt Financial Instruments:
Other debt financial instruments issued in Chile	25,203	(1,477)	4,921	25,044	(12,408)	—	—	41,283
Equity Instruments:
Instruments issued abroad	25	—	—	—	—	—	—	25
Subtotal	25,228	(1,477)	4,921	25,044	(12,408)	—	—	41,308

Total	76,712	(575)	4,921	137,004	(76,235)	—	—	141,827

	2021
	Balance as of January 1, 2021	Gain (Loss) Recognized in Income (1)	Gain (Loss) Recognized in Equity (2)	Purchases	Sales	Transfer from Level 1 and 2	Transfer to Level 1 and 2	Balance as of December 31, 2021
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets held for trading at fair value through profit or loss
Debt Financial Instruments:
Other debt financial instruments issued in Chile	5,494	(503)	—	42,484	(3,160)	7,169	—	51,484
Subtotal	5,494	(503)	—	42,484	(3,160)	7,169	—	51,484

Financial Assets at fair value through Other Comprehensive Income:
Debt Financial Instruments:
Other debt financial instruments issued in Chile	36,596	1,084	(3,168)	10,212	(20,453)	6,399	(5,467)	25,203
Equity Instruments:
Instruments issued abroad	91	—	(66)	—	—	—	—	25
Subtotal	36,687	1,084	(3,234)	10,212	(20,453)	6,399	(5,467)	25,228

Total	42,181	581	(3,234)	52,696	(23,613)	13,568	(5,467)	76,712

(1)	Recorded in income under item “Net Financial income (expense)”.
(2)	Recorded in equity under item “Accumulated other comprehensive income”.

Schedule of instruments classified in Level 3 using alternative in key valuation assumptions
	As of December 31, 2022		As of December 31, 2021
	Level 3	Sensitivity to changes in key assumptions of models	Level 3	Sensitivity to changes in key assumptions of models
	MCh$	MCh$	MCh$	MCh$

Financial Assets held for trading at fair value through profit or loss
Debt Financial Instruments:
Other debt financial instruments issued in Chile	100,519	(997)	51,484	(506)
Subtotal	100,519	(997)	51,484	(506)

Financial Assets at fair value through Other Comprehensive Income
Debt Financial Instruments:
Other debt financial instruments issued in Chile	41,283	(1,263)	25,203	(782)
Equity Instruments:
Instruments issued abroad	25	—	25	—
Subtotal	41,308	(1,263)	25,228	(782)
Total	141,827	(2,260)	76,712	(1,288)

Schedule of fair values of the financial assets and liabilities that are not recorded at fair value in the statement of financial position
	Book Value		Estimated Fair Value
	2022	2021	2022	2021
	MCh$	MCh$	MCh$	MCh$

Assets
Cash and due from banks	2,764,884	3,713,734	2,764,884	3,713,734
Transactions in the course of collection	772,196	326,446	772,196	326,446
Subtotal	3,537,080	4,040,180	3,537,080	4,040,180
Financial assets at amortized cost
Rights by resale agreements and securities lending	54,061	64,365	54,061	64,365
Debt financial instruments	902,355	839,744	836,527	821,743
Loans and advances to Banks
Domestic banks	—	159,987	—	159,960
Central Bank of Chile	1,801,100	1,090,000	1,801,100	1,090,000
Foreign banks	372,051	279,764	369,526	278,813
Subtotal	3,129,567	2,433,860	3,061,214	2,414,881
Loans to customers, net
Commercial loans	19,987,278	19,353,491	19,161,774	18,423,126
Residential mortgage loans	11,371,676	10,307,542	11,138,046	9,753,455
Consumer loans	4,545,734	3,931,344	4,608,041	3,899,940
Subtotal	35,904,688	33,592,377	34,907,861	32,076,521
Total	42,571,335	40,066,417	41,506,155	38,531,582

Liabilities
Transactions in the course of payment	681,792	210,479	681,792	210,479
Financial liabilities at amortized cost
Current accounts and other demand deposits	13,592,155	18,542,791	13,592,155	18,542,791
Saving accounts and time deposits	14,358,987	9,140,006	14,342,841	9,145,192
Obligations by repurchase agreements and securities lending	216,264	95,009	216,264	95,009
Borrowings from financial institutions	5,397,676	4,861,865	4,844,427	4,325,869
Debt financial instruments issued
Letters of credit for residential purposes	2,328	4,005	2,466	4,209
Letters of credit for general purposes	49	109	52	116
Bonds	9,265,570	8,557,281	9,030,443	8,397,835
Other financial obligations	344,030	250,005	363,809	274,838
Subtotal	43,177,059	41,451,071	42,392,457	40,785,859
Debt financial instruments issued for regulatory capital purposes
Subordinate bonds	1,010,905	917,510	1,002,250	869,364
Total	44,869,756	42,579,060	44,076,499	41,865,702

Schedule of figures by hierarchy, for financial assets/liabilities not measured at fair value on the balance sheet
	Level 1 Estimated Fair Value		Level 2 Estimated Fair Value		Level 3 Estimated Fair Value		Total Estimated Fair Value
	2022	2021	2022	2021	2022	2021	2022	2021
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Assets
Cash and due from banks	2,764,884	3,713,734	—	—	—	—	2,764,884	3,713,734
Transactions in the course of collection	772,196	326,446	—	—	—	—	772,196	326,446
Subtotal	3,537,080	4,040,180	—	—	—	—	3,537,080	4,040,180
Financial assets at amortized cost
Rights by resale agreements and securities lending	54,061	64,365	—	—	—	—	54,061	64,365
Debt financial instruments	836,527	821,743	—	—	—	—	836,527	821,743
Loans and advances to Banks
Domestic banks	—	159,960	—	—	—	—	—	159,960
Central Bank of Chile	1,801,100	1,090,000	—	—	—	—	1,801,100	1,090,000
Foreign banks	—	—	—	—	369,526	278,813	369,526	278,813
Subtotal	2,691,688	2,136,068	—	—	369,526	278,813	3,061,214	2,414,881
Loans to customers, net
Commercial loans	—	—	—	—	19,161,774	18,423,126	19,161,774	18,423,126
Residential mortgage loans	—	—	—	—	11,138,046	9,753,455	11,138,046	9,753,455
Consumer loans	—	—	—	—	4,608,041	3,899,940	4,608,041	3,899,940
Subtotal	—	—	—	—	34,907,861	32,076,521	34,907,861	32,076,521
Total	6,228,768	6,176,248	—	—	35,277,387	32,355,334	41,506,155	38,531,582

Liabilities
Transactions in the course of payment	681,792	210,479	—	—	—	—	681,792	210,479
Financial liabilities at amortized cost
Current accounts and other demand deposits	13,592,155	18,542,791	—	—	—	—	13,592,155	18,542,791
Saving accounts and time deposits	—	—	—	—	14,342,841	9,145,192	14,342,841	9,145,192
Obligations by repurchase agreements and securities lending	216,264	95,009	—	—	—	—	216,264	95,009
Borrowings from financial institutions	—	—	—	—	4,844,427	4,325,869	4,844,427	4,325,869
Debt financial instruments issued
Letters of credit for residential purposes	—	—	2,466	4,209	—	—	2,466	4,209
Letters of credit for general purposes	—	—	52	116	—	—	52	116
Bonds	—	—	9,030,443	8,397,835	—	—	9,030,443	8,397,835
Other financial obligations	—	—	—	—	363,809	274,838	363,809	274,838
Subtotal	13,808,419	18,637,800	9,032,961	8,402,160	19,551,077	13,745,899	42,392,457	40,785,859
Debt financial instruments issued for regulatory capital purposes
Subordinate bonds	—	—	—	—	1,002,250	869,364	1,002,250	869,364
Total	14,490,211	18,848,279	9,032,961	8,402,160	20,553,327	14,615,263	44,076,499	41,865,702